Acquisition-Related Liabilities	12 Months Ended
Dec. 27, 2014
Business Combinations [Abstract]
Acquisition-Related Liabilities

(16) Acquisition-Related Liabilities

A number of acquisition-related liabilities have been recorded subject to terms in the relevant purchase agreements, including deferred consideration and noncompete payments. Noncompete payments have been accrued where certain former owners of newly acquired companies have entered into standard noncompete arrangements. Subject to terms and conditions stated in these noncompete agreements, payments are generally made over a five-year period. Deferred consideration is purchase price consideration paid in the future as agreed to in the purchase agreement and is not contingent on future events. Deferred consideration is scheduled to be paid in years ranging from 5 to 20 years in either monthly, quarterly or annual installments. The remaining payments due under these noncompete and deferred consideration agreements are as follows:

2015	$16,051
2016	13,240
2017	10,200
2018	9,660
2019	5,435
Thereafter	16,272

Total scheduled payments	70,858
Present value adjustments	(17,474)

Total noncompete obligations and deferred consideration	$53,384

Accretion on the deferred consideration and noncompete obligations is recorded in interest expense.